Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		December 31,
Asset Category	Useful Lives	2014	2013
		( in thousands )
Land		$2,049	$2,049
Land improvements	15 years	1,143	2,543
Buildings and leasehold improvements	39 years	1,056	1,767
Facilities, wells, and equipment	5 – 15 years	22,666	35,326
Computer and office equipment	3 – 9 years	816	771
Other	3 – 5 years	148	73
		27,878	42,529
Less accumulated depreciation		(3,538)	(3,711)
Net property and equipment		$24,340	$38,818

Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
	Year Ended December 31,
	2014	2013
	(in thousands)
Asset Category
Land improvements	$1,514	$725
Buildings and leasehold improvements	748	135
Facilities, wells and equipment	14,796	2,964
	17,058	3,824
Accumulated depreciation	(4,285)	(397)
Impairment of facilities	$12,773	$3,427